Provisions, contingent liabilities, contingent assets and credit commitments	6 Months Ended
Mar. 31, 2024
Provisions, contingent liabilities, contingent assets and credit commitments
Provisions, contingent liabilities, contingent assets and credit commitments

Note 13. Provisions, contingent liabilities, contingent assets and credit commitments

Provisions are recognised for present obligations arising from past events where a payment (or other economic transfer) is likely to be necessary to settle the obligation and can be reliably estimated. Provisions raised by the Group are set out in the table in the “Provisions” section below. Where it is not probable there will be an outflow of economic resources or where a liability cannot be reliably estimated a contingent liability may exist.

Provisions

	As at 31 March 2024
						Litigation,
		Annual leave	Provision for			non-lending
	Long	and other	impairment	Lease	Restructuring	losses and
	service	employee	on credit	restoration	and other	remediation
$m	leave	benefits	commitments	obligations	provisions	provisions	Total
Balance as at beginning of period	464	933	497	183	342	358	2,777
Additions	42	549	54	2	84	57	788
Utilisation	(23)	(829)	-	(11)	(109)	(96)	(1,068)
Reversal of unutilised provisions	-	(2)	(12)	-	(47)	(22)	(83)
Balance as at end of period	483	651	539	174	270	297	2,414

Litigation, non-lending losses and remediation provisions

As at 31 March 2024, provisions for the Half Year 2024 include estimates of:

●	Customer refunds associated with matters of potential historical misconduct;
●	Costs of completing remediation programs; and
●	Potential non-lending losses and costs connected with certain litigation and regulatory investigations.

Note 13. Provisions, contingent liabilities, contingent assets and credit commitments (Continued)

It is possible that the final outcome could be below or above the provision, if the actual outcome differs from the assumptions used in estimating the provision. Remediation processes may change over time as further facts emerge and such changes could result in a change to the final exposure.

Certain litigation

As at 31 March 2024, the Group held provisions in respect of potential non-lending losses and costs connected with certain litigation, including:

●	Civil penalty proceedings commenced by ASIC against Westpac on 4 September 2023, alleging contraventions under the National Credit Code (Credit Code) and National Consumer Credit Protection Act 2009 (Cth). The proceedings relate to system and operational failures and allege that Westpac did not respond to 288 online hardship applications between 2015 and 2023 within the time-frames required under the Credit Code. Westpac self-reported the incidents to ASIC and is finalising the remediation of impacted customers. ASIC also alleges that Westpac failed to do all things necessary to ensure that credit activities were engaged in efficiently, honestly and fairly. A hearing will be fixed for a date after 1 October 2024; and
●	A class action commenced against Westpac and St.George Finance Limited (SGF) on 15 July 2020, in the Supreme Court of Victoria in relation to flex commissions paid to auto dealers from 1 March 2013 to 31 October 2018. It is alleged that Westpac and SGF are liable for the unfair conduct of dealers acting as credit representatives and engaged in misleading or deceptive conduct. This proceeding is one of three class actions commenced against lenders in the auto finance industry. The three proceedings have been fixed for a joint trial commencing 14 October 2024. The damages sought are unspecified. Westpac and SGF are defending the proceedings. Westpac no longer pays flex commissions following an industry wide ban issued by ASIC on 1 November 2018.

There remains uncertainty as to the expense that may be associated with these matters, including the approach that the relevant counterparty or Courts may take in relation to the matter, and the Court’s assessment of applicable fines, penalties, loss or damages. It is possible that the actual aggregate expense to Westpac associated with a Court determined resolution of these matters may be higher or lower than the provision.

Restructuring provisions

The Group carries restructuring provisions for committed business restructures and branch closures. The provisions held primarily relate to separation costs and redundancies.

Lease restoration obligations

The lease restoration provision reflects an estimate of the cost of making good leasehold premises at the end of the Group’s property leases.

Contingent liabilities

Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events and present obligations where the transfer of economic resources is not probable or cannot be reliably measured. Contingent liabilities are not recognised on the balance sheet but are disclosed unless the outflow of economic resource is remote.

Regulatory investigations, reviews and inquiries

Domestic regulators, statutory authorities and other bodies such as ASIC, ACCC, APRA, AUSTRAC, BCCC, AFCA, the OAIC, the ATO and the Fair Work Ombudsman, as well as certain international regulators and other bodies such as the Reserve Bank of New Zealand, New Zealand Financial Markets Authority and Commerce Commission, BPNG and its Financial Analysis & Supervision Unit, SEC and FINRA, from time to time conduct investigations, reviews or inquiries (some of which may be industry wide). These activities can cover a range of matters (including potential contraventions and non-compliance) that involve, or may in the future, involve the Group.

These currently include:

●	Engagement with various regulators in relation to RAMS. The engagements include an enforcement investigation by ASIC into RAMS Financial Group Pty Limited (RFG) and RAMS authorised credit representatives (including RAMS franchisees) in connection with the provision of home loan products from 1 January 2019 to 1 September 2023. The current focus of ASIC’s investigation is on RFG’s general conduct obligations, prohibitions on conducting business with unlicensed persons, and giving misleading information. Following review by Westpac and RFG of the RAMS business, RFG has exited a number of franchisees and is considering strategic options in relation to the RAMS business. Disputes have been raised by franchisees in relation to these actions. We are also responding to enquiries from APRA;
●	Enquiries by ASIC into principal, interest and fee repayment calculations in relation to certain business lending products;
●	Engagement with the ATO in relation to remediating and uplifting Westpac’s Common Reporting Standard (CRS) reporting. Should Westpac not satisfactorily complete its uplift activities in the timeframe communicated, the ATO may take enforcement action against Westpac;

Note 13. Provisions, contingent liabilities, contingent assets and credit commitments (Continued)

●	Investigation by the FWO in relation to Westpac’s self-disclosed remediation program regarding employee pay- related entitlements. The FWO has an enforcement policy for pay-related remediation and may take enforcement action against Westpac in relation to these issues; and
●	Regulatory investigations, reviews or inquiries into other areas such as risk governance, AML/CTF Program, including Transaction Monitoring Program and associated processes and procedures, compliance with industry codes, consumer credit contracts, hardship processes, and design and distribution obligations.

It is uncertain what (if any) actions will result following the conclusion of these investigations or matters. No provisions have yet been made in relation to any financial liability that might arise, or costs that may be incurred in the event proceedings are pursued in relation to the matters outlined above.

Such investigations, reviews or inquiries, or risk-based decisions taken by Westpac regarding relevant businesses, have previously resulted, and/or may in the future result in litigation (including class action proceedings and criminal proceedings), significant fines and penalties, infringement notices, enforcement action including enforceable undertakings, requirement to undertake a review, referral to the relevant Commonwealth or State Director of Public Prosecutions for consideration for criminal prosecution, imposition of capital or liquidity requirements, licence revocation, suspension or variation, customer remediation or other sanctions or action being taken by regulators or other parties. Investigations have in some instances resulted, and could in the future result, in findings of a significant number of breaches of obligations. This in turn could lead to significant financial and other penalties. Prior penalties and contraventions by Westpac in relation to similar issues can also affect penalties that may be imposed. Reliance on third parties and any contributing actions of third parties may not mitigate penalties.

Litigation

There are ongoing Court proceedings, claims and possible claims against the Group. Contingent liabilities exist in respect of actual and potential claims and proceedings, including those listed below.

In addition to the class action litigation noted under Provisions, above:

●	On 5 October 2023 a class action was commenced in the Federal Court of Australia against BT Funds Management Limited (BTFM), Westpac Securities Administration Limited (WSAL) and Westpac Life Insurance Services Limited (now known as TAL Life Insurance Services Limited) (WLIS), a former Group subsidiary. The class action is brought on behalf of superannuation fund members in the period October 2017 to April 2023 and relates to group insurance policies placed by BTFM and WSAL (as superannuation trustees) with WLIS. It is alleged that BTFM and WSAL failed to adhere to a number of obligations owed as superannuation trustees (including under the Superannuation Industry (Supervision) Act 1993 (Cth)), and that WLIS was knowingly concerned with the alleged contraventions. The quantum of the claim is unspecified. The proceedings are being defended.
●	Westpac is defending a class action proceeding which was commenced in December 2019 in the Federal Court of Australia on behalf of certain investors who acquired an interest in Westpac securities between 16 December 2013 and 19 November 2019. The proceeding involves allegations relating to market disclosure issues connected to Westpac’s monitoring of financial crime over the relevant period and matters which were the subject of the AUSTRAC civil proceedings. The damages sought on behalf of members of the class have not yet been specified. However, in the course of a procedural hearing in August 2022, the applicant indicated that a preliminary estimate of the losses that may be alleged in respect of a subset of potential group members exceeded $1 billion. While it remains unclear how the applicant will ultimately formulate their estimate of alleged damages claimed on behalf of group members, it is possible that the claim may be higher (or lower) than the amount referred to above. Given the time period and the nature of the claims alleged to be in question, along with the reduction in our market capitalisation at the time of the commencement of the AUSTRAC civil proceedings, it is likely that any total alleged damages (when, and if, ultimately articulated by the applicant) will be significant. Westpac continues to deny both that its disclosure was inappropriate and, as such, that any group member has incurred damage.

Note 13. Provisions, contingent liabilities, contingent assets and credit commitments (Continued)

Internal reviews and remediation

As in prior periods, Westpac is continuing to undertake a number of reviews to identify and resolve issues that have the potential to impact our customers, employees, other stakeholders and reputation. These internal reviews continue to identify issues in respect of which we are taking, or will take, steps to put things right, including so that our customers and employees (as applicable) are not disadvantaged from certain past practices, including by making compensation/ remediation payments and providing refunds where appropriate. These issues include, among other things, compliance with lending obligations; sufficiency of training, policies, processes and procedures; AML/CTF Program, including Transaction Monitoring Program and associated processes and procedures; product disclosure; destruction and retention of personal information; and impacts from inadequate product governance, including the way some product terms and conditions are operationalised.

By undertaking these reviews, we can also improve our processes and controls, including those of our contractors, agents, and authorised credit representatives. An assessment of the Group’s likely loss has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated. Even where Westpac has remediated or compensated customers, employees or issues, there can still be the risk of regulators challenging the basis, scope or pace of remediation, taking enforcement action (including enforceable undertakings and contrition payments), or imposing fines/penalties or other sanctions, including civil or criminal prosecutions. Contingent liabilities may exist in respect of actual or potential claims or proceedings (which could be brought by customers, employees/ unions, regulators or criminal prosecutors), compensation/remediation payments and/or refunds identified as part of these reviews.

Contingent levies

The Group is subject to a number of regulatory levies, which may be imposed at the discretion of the relevant regulating body. These include levies that fund the Financial Claims Scheme and the Compensation Scheme of Last Resort.

Exposures to third parties relating to divested businesses

The Group has potential exposures relating to warranties, indemnities and other commitments it has provided to third parties in connection with various divestments of entities, businesses and assets. The warranties, indemnities and other commitments cover a range of matters, conduct and risks. We have made payments under these indemnities and are in discussions with one or more parties in relation to claims made, and potential claims, under these arrangements. Provisions have been raised for matters where a present obligation exists, and a probable settlement can be reliably estimated.

Contingent tax risk

Tax and regulatory authorities in Australia and in other jurisdictions review, in the normal course of business, the direct and indirect taxation treatment of transactions (both historical and present-day transactions) undertaken by the Group. The Group also responds to various notices and requests for information it receives from tax and regulatory authorities.

These reviews, notices and requests may result in additional tax liabilities (including interest and penalties).

The Group has assessed these and other taxation matters arising in Australia and elsewhere, including seeking independent advice.

Clearing and settlement obligations

The Group is subject to the rules governing clearing and settlement activities under which loss sharing arrangements may arise. This includes the requirements of central clearing houses where the Group has made contributions to a default fund. In the event of a default of another clearing member, the Group could be required to make additional default fund contributions.

Parent entity guarantees and undertakings to subsidiaries

Consistent with 2023, Westpac Banking Corporation, as the parent entity of the Group, makes the following guarantees and undertakings to its subsidiaries:

●	Letters of comfort for certain subsidiaries which recognise that Westpac has a responsibility that those subsidiaries continue to meet their obligations; and
●	Guarantees to certain wholly owned subsidiaries which are Australian financial services or credit licensees to comply with legislative requirements. All but two guarantees are capped at $20 million per year (with an automatic reinstatement for another $20 million) and two specific guarantees are capped at $2 million (with an automatic reinstatement for another $2 million).

Contingent assets

The credit commitments shown in the following table also constitute contingent assets. These commitments would be classified as loans in the balance sheet on the contingent event occurring.

Note 13. Provisions, contingent liabilities, contingent assets and credit commitments (Continued)

Undrawn credit commitments

The Group enters into various arrangements with customers which are only recognised in the balance sheet when called upon. These arrangements include commitments to extend credit, bill endorsements, financial guarantees, standby letters of credit and underwriting facilities.

They expose the Group to liquidity risk when called upon and also to credit risk if the customer fails to repay the amounts owed at the due date. The maximum exposure to credit loss is the contractual or notional amount of the instruments. Some of the arrangements can be cancelled by the Group at any time and a significant portion is expected to expire without being drawn. The actual liquidity and credit risk exposure varies in line with amounts drawn and may be less than the amounts disclosed.

The Group uses the same credit policies when entering into these arrangements as it does for on-balance sheet instruments. Refer to Notes 11 and 21 of the 2023 Annual Report for further details of credit risk and liquidity risk management, respectively.

Undrawn credit commitments excluding derivatives are as follows:

	As at	As at	As at	% Mov’t
	31 March	30 Sept	31 March	Mar 24	Mar 24
$m	2024	2023	2023	- Sept 23	- Mar 23
Undrawn credit commitments
Letters of credit and guarantees[a]	12,918	12,447	11,936	4	8
Commitments to extend credit[b]	197,258	193,457	195,765	2	1
Other	108	247	702	(56)	(85)
Total undrawn credit commitments	210,284	206,151	208,403	2	1

a.

Standby letters of credit are undertakings to pay, against presentation documents, an obligation in the event of a default by a customer. Guarantees are unconditional undertakings given to support the obligations of a customer to third parties. The Group may hold cash as collateral for certain guarantees issued.

b.

Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, as at 31 March 2024, the Group had $6.8 billion of credit exposures that were offered and accepted but still revocable (30 September 2023: $8.8 billion; 31 March 2023 $7.4 billion). These represent part of Westpac Group’s maximum exposure to credit risk.